Equity - Additional information (Details) - USD ($)			6 Months Ended
	Mar. 24, 2021	Mar. 11, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020
Stockholders Equity [Line Items]
Common stock value			$ 27,584	$ 20,518	$ 200,000	$ 20,000
Common stock, shares authorized			200,000,000	20,000,000	200,000,000	20,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share-based compensation			$ 805,410
Statutory reserve			975,309	$ 972,092
Net proceeds from shares issued and sold			6,700,000
Additional Paid-in Capital
Stockholders Equity [Line Items]
Share-based compensation			804,813
Number of ordinary shares issued and sold	6,469,467
Sale of stock, price per share	$ 1.15
Additional Paid-in Capital | Restricted Stock Units
Stockholders Equity [Line Items]
Number of shares granted		596,600
Share-based compensation			$ 805,410